Shareholder Report, Line Graph (Details) - USD ($)		11 Months Ended	12 Months Ended	23 Months Ended	35 Months Ended	47 Months Ended	59 Months Ended
	Aug. 09, 2021	Jun. 30, 2022	Jun. 30, 2026	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000228810 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			BNY Mellon Ultra Short Income ETF - NAV Return
Accumulated Value	$ 10,000	$ 9,845.94		$ 10,203.54	$ 10,792.12	$ 11,394.39	$ 11,854.22
ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	10,000	10,016.16146		10,376.10888	10,936.60039	11,448.40276	11,887.94265
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index (broad-based index)
Accumulated Value	$ 10,000	$ 8,921.23079		$ 8,837.574415	$ 9,070.061382	$ 9,621.179202	$ 9,985.912843